Note 1 - The Company and Basis of Presentation (Details)	6 Months Ended
Dec. 31, 2015 shares
NABUfit Denmark
Date of Incorporation	Jun. 26, 2015
Business Acquisition, Effective Date of Acquisition	Nov. 30, 2015
Date of Share Exchange Agreement	Oct. 08, 2015
NABUfit Denmark | Common Stock
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued	15,500,000
NABUfit Global
Date of Incorporation	May 01, 1983
NABUfit Global | Date of Reincorporation
Date of Incorporation	Apr. 01, 2008
NABUfit Global | Date of Shell Company Establishment
Date Nabufit Global become a shell company	Jun. 20, 2014